TERMINATED PARTICIPANTS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
DESCRIPTION OF PLAN
TERMINATED PARTICIPANTS

NOTE 9 - TERMINATED PARTICIPANTS

When participants terminate employment with the Employers, they may choose to leave their investments in the Plan, as long as their vested balance is greater than $5,000. Terminated participants’ accounts totaled $2,015,510 and $1,827,501 as of December 31, 2025 and 2024, respectively.